Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information
(9)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. In 2010, the Company reviewed its reportable segments and determined that its previously reported Military management segment was not materially different from its Container management segment. Accordingly, the Company reclassified balances that were previously reported in its Military management segment into its Container management segment. The following tables show segment information for the three and six months ended June 30, 2011 and 2010, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$82,798	$251	$—	$—	$—	$83,049
Management fees	—	17,612	2,776	—	(12,773)	7,615
Trading container sales proceeds	—	—	5,655	—	—	5,655
Gains on sale of containers, net	9,417	—	—	—	—	9,417

Total revenue	$92,215	$17,863	$8,431	$—	$(12,773)	$105,736

Depreciation expense	$24,553	$204	$—	$—	$(756)	$24,001

Interest expense	$9,011	$—	$—	$—	$—	$9,011

Unrealized losses on interest rate swaps, net	$4,453	$—	$—	$—	$—	$4,453

Segment income before taxes	$57,587	$9,191	$2,305	$(852)	$(3,254)	$64,977

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$422,105	$309	$—	$—	$—	$422,414

Three Months Ended June 30, 2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$56,396	$345	$—	$—	$—	$56,741
Management fees	—	10,577	2,589	—	(6,269)	6,897
Trading container sales proceeds	—	—	3,618	—	—	3,618
Gains on sale of containers, net	7,376	—	—	—	—	7,376

Total revenue	$63,772	$10,922	$6,207	$—	$(6,269)	$74,632

Depreciation expense	$13,526	$189	$—	$5	$(532)	$13,188

Interest expense	$2,781	$—	$—	$—	$—	$2,781

Unrealized losses on interest rate swaps, net	$4,728	$—	$—	$—	$—	$4,728

Segment income before taxes	$27,490	$2,414	$2,252	$(908)	$(211)	$31,037

Total assets	$1,325,678	$114,256	$1,206	$3,982	$(28,806)	$1,416,316

Purchases of long-lived assets	$89,770	$83	$—	$—	$—	$89,853

Six Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eiminations	Totals
Lease rental income	$154,852	$556	$—	$—	$—	$155,408
Management fees	—	34,372	5,231	—	(24,304)	15,299
Trading container sales proceeds	—	—	10,420	—	—	10,420
Gains on sale of containers, net	15,811	—	—	—	—	15,811

Total revenue	$170,663	$34,928	$15,651	$—	$(24,304)	$196,938

Depreciation expense	$43,902	$406	$—	$—	$(1,441)	$42,867

Interest expense	$16,534	$—	$—	$—	$—	$16,534

Unrealized losses on interest rate swaps, net	$2,242	$—	$—	$—	$—	$2,242

Segment income before taxes	$97,390	$17,459	$4,167	$(1,778)	$(6,834)	$110,404

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$582,105	$486	$—	$—	$—	$582,591

Six Months Ended June 30, 2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$105,557	$765	$—	$—	$—	$106,322
Management fees	$—	19,547	5,601	$—	(11,843)	13,305
Trading container sales proceeds	$—	$—	7,635	$—	$—	7,635
Gains on sale of containers, net	16,979	11	$—	$—	$—	16,990

Total revenue	$122,536	$20,323	$13,236	$—	$(11,843)	$144,252

Depreciation expense	$26,688	$393	$—	$—	$(1,050)	$26,031

Interest expense	$5,435	$—	$—	$—	$—	$5,435

Unrealized losses on interest rate swaps, net	$6,328	$—	$—	$—	$—	$6,328

Segment income before taxes	$51,895	$3,155	$5,073	$(1,534)	$135	$58,724

Total assets	$1,325,678	$114,256	$1,206	$3,982	$(28,806)	$1,416,316

Purchases of long-lived assets	$122,516	$157	$—	$—	$—	$122,673

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container ownership segments.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on lease. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. Since all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use and, therefore, it is not possible for the Company to determine an accurate breakdown of its revenue by geographic market.